Derivative instruments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Fair value gain (loss) on derivative instruments	$ (3,186)	$ 2,054	$ 1,224	$ 6,252
Cash Payment Of Fair Value Remeasurement	2,285	2,736	7,234	7,520
Gain (loss) on derivative instruments	$ (5,471)	$ (682)	$ 6,010	$ 1,268